Accounts receivable, net	12 Months Ended
Dec. 31, 2022
Accounts receivable, net
Accounts receivable, net

3.Accounts receivable, net

Accounts receivable, net consist of the followings:

	As of December 31,
	2021	2022
	RMB	RMB

Accounts receivable, gross	205,234,488	118,055,506
Less: allowance for credit loss	(13,845,960)	(8,875,133)
Accounts receivable, net	191,388,528	109,180,373

The Group recorded a provision for current expected credit loss. The following table sets out movements of the expected credit loss provision for the years ended December 31, 2020, 2021 and 2022:

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB

Balance as of January 1	15,834,902	12,573,550	13,845,960
Addition (Reversal)	3,270,564	2,182,083	(4,970,827)
Write offs	(6,531,916)	(909,673)	—
Balance as of December 31	12,573,550	13,845,960	8,875,133